Average Annual Total Returns - FidelitySAIInternationalIndexFund-PRO - FidelitySAIInternationalIndexFund-PRO - Fidelity SAI International Index Fund	Dec. 30, 2023
Fidelity SAI International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(14.17%)
Past 5 years	1.74%
Since Inception	4.94%	[1]
Fidelity SAI International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.70%)
Past 5 years	1.23%
Since Inception	4.45%	[1]
Fidelity SAI International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.78%)
Past 5 years	1.48%
Since Inception	3.99%	[1]
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Since Inception	5.19%	[1]

[1]	AFrom January 5, 2016.